STOCK-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022
SHARE BASED PAYMENTS
Vested		73,724			381,689
Stock-based compensation expense	$ 226,135			$ 2,156,915	$ 4,712
Series A Redeemable Convertible Preferred Stock
SHARE BASED PAYMENTS
Stock-based compensation expense				$ 2,145,000	$ 0
Restricted common C shares
SHARE BASED PAYMENTS
Number of shares issued				0	65,000
Vesting period					4 years
Vested		73,724	254,507	854,507	381,689
Stock-based compensation expense	$ 0	$ 0		$ 11,915	$ 4,712
2019 restricted common C shares
SHARE BASED PAYMENTS
Number of shares vesting upon change in control transactions						600,000